UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/02
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            11/12/02
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                       119

Form 13f Information Table Value Total:                12,764,021
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its four series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109   454235 37821434 SH       SOLE                 30232711           7588723
                                                            233291 19424700 SH       DEFINED 01           19424700
                                                               685    57000 SH       OTHER                   57000
A T & T Wireless Group         COM              00209A106      166    40178 SH       SOLE                    40178
AT&T Corp Stub                 COM                           29980  5501000 SH       SOLE                  5501000
Alleghany Corp                 COM              017175100    93564   493743 SH       SOLE                   398220             95523
                                                             72696   383622 SH       DEFINED 01             383622
Allied Waste Industries, Inc.  COM              019589308     3690   502000 SH       SOLE                   502000
                                                             13856  1885200 SH       DEFINED 01            1885200
Alltel Corp                    COM              020039103    22389   557900 SH       SOLE                   557900
Amdocs Ltd. Ord                COM              G02602103   224758 35118400 SH       SOLE                 27860400           7258000
                                                             44864  7010000 SH       DEFINED 01            7010000
Aon Corp                       COM              037389103   243110 11864800 SH       SOLE                 10208800           1656000
                                                            199921  9757000 SH       DEFINED 01            9757000
                                                               758    37000 SH       OTHER                   37000
Brascan Corporation            COM              10549P606     1988   100000 SH       SOLE                   100000
Brookfield Properties Corp     COM              112900105     1713    89000 SH       SOLE                    53000             36000
Cable & Wireless ADR           COM              126830207      184    34000 SH       SOLE                    34000
Catellus Development Corp      COM              149111106   105097  5696307 SH       SOLE                  4092307           1604000
                                                             62612  3393600 SH       DEFINED 01            3393600
                                                              1900   103000 SH       OTHER                    3000            100000
Checkpoint Systems, Inc.       COM              162825103    16572  1341900 SH       SOLE                   847600            494300
Comcast Corp Special Cl A      COM              200300200   285668 13694517 SH       SOLE                 11544017           2150500
                                                            208141  9978000 SH       DEFINED 01            9978000
                                                               553    26500 SH       OTHER                   26500
Deltic Timber Corp             COM              247850100     3326   151300 SH       SOLE                    71300             80000
                                                             32860  1495000 SH       DEFINED 01            1495000
                                                              6209   282500 SH       OTHER                                    282500
FedEx Corp.                    COM              31428X106   573858 11461112 SH       SOLE                  9306912           2154200
                                                            281143  5615000 SH       DEFINED 01            5615000
                                                              1195    23866 SH       OTHER                   23866
Fiat SPA ADR                   COM              315621888   108222 11054350 SH       SOLE                 10540850            513500
First Tenn Natl                COM              337162101      832    24000 SH       SOLE                    24000
Fleming Cos                    COM              339130106    13524  2704900 SH       SOLE                  1793900            911000
                                                             40000  8000000 SH       DEFINED 01            8000000
Forest City Enterprises, Inc.  COM              345550107    72472  2229900 SH       SOLE                  1252500            977400
                                                             73829  2271675 SH       DEFINED 01            2271675
                                                             11658   358700 SH       OTHER                                    358700
General Motors                 COM              370442105   392830 10098460 SH       SOLE                  8198660           1899800
                                                            194500  5000000 SH       DEFINED 01            5000000
                                                               571    14666 SH       OTHER                   14666
General Motors Class H         COM              370442832   401927 43926471 SH       SOLE                 36840571           7085900
                                                            204305 22328400 SH       DEFINED 01           22328400
                                                               662    72333 SH       OTHER                   72333
Genlyte Group, Inc.            COM              372302109    77721  2192400 SH       DEFINED 01            2192400
GrafTech International Ltd     COM              384313102    21174  2920576 SH       SOLE                  2308576            612000
                                                             14559  2008100 SH       DEFINED 01            2008100
Hilton Hotels Corp             COM              432848109   465946 40944282 SH       SOLE                 33340687           7603595
                                                            275218 24184353 SH       DEFINED 01           24184353
                                                              9908   870666 SH       OTHER                   70666            800000
Hollinger International, Inc.  COM              435569108    58616  6448400 SH       SOLE                  4392400           2056000
                                                             98217 10805000 SH       DEFINED 01           10805000
Host Marriott Corporation      COM              44107P104    32536  3506000 SH       DEFINED 01            3506000
IHOP Corp.                     COM              449623107     6965   289000 SH       SOLE                   139000            150000
                                                             71772  2978100 SH       DEFINED 01            2978100
                                                             10700   444000 SH       OTHER                                    444000
Knight Ridder                  COM              499040103   285248  5056685 SH       SOLE                  4025985           1030700
                                                            167724  2973300 SH       DEFINED 01            2973300
                                                              1262    22366 SH       OTHER                   22366
Koninklijke Philips Electronic COM              500472303    24124  1660300 SH       SOLE                  1505900            154400
                                                             44506  3063069 SH       DEFINED 01            3063069
Macerich Company               COM              554382101    50761  1638500 SH       DEFINED 01            1638500
Marriott International Class A COM              571903202   335181 11561963 SH       SOLE                  9666063           1895900
                                                            213366  7360000 SH       DEFINED 01            7360000
                                                              8427   290700 SH       OTHER                   21000            269700
NCR Corp                       COM              62886E108    39006  1970000 SH       SOLE                  1150000            820000
Neiman Marcus Group Class B    COM              640204301    12630   515500 SH       SOLE                   515500
                                                             57176  2333700 SH       DEFINED 01            2333700
Neiman-Marcus Group            COM              640204202    44995  1714100 SH       SOLE                  1512100            202000
                                                             14574   555200 SH       DEFINED 01             555200
News Corp Ltd ADR              COM              652487703    53898  2799900 SH       SOLE                  2350700            449200
                                                             26661  1385000 SH       DEFINED 01            1385000
PepsiAmericas. Inc.            COM              71343P200    31314  2205200 SH       SOLE                  1985200            220000
                                                             46793  3295300 SH       DEFINED 01            3295300
Pioneer Natural Resources Co.  COM              723787107   293163 12089194 SH       SOLE                  9394594           2694600
                                                            271625 11201032 SH       DEFINED 01           11201032
                                                               824    34000 SH       OTHER                   34000
Plum Creek Timber Co., Inc.    COM              729251108    40574  1794510 SH       SOLE                  1681810            112700
                                                             98145  4340770 SH       DEFINED 01            4340770
Ralcorp Holdings Inc.          COM              751028101     3733   175500 SH       SOLE                   102000             73500
                                                             42931  2018400 SH       DEFINED 01            2018400
Rayonier, Inc.                 COM              754907103    62743  1497100 SH       SOLE                  1146700            350400
                                                            121539  2900000 SH       DEFINED 01            2900000
Rogers Communications          COM              775109200    69654 11091400 SH       DEFINED 01           11091400
Ruddick Corp.                  COM              781258108    51556  3394100 SH       DEFINED 01            3394100
Saks, Inc.                     COM              79377W108   257220 24427385 SH       SOLE                 19300385           5127000
                                                                70     6666 SH       OTHER                    6666
ServiceMaster Company          COM              81760N109   268194 24718305 SH       SOLE                 19718305           5000000
                                                               732    67500 SH       OTHER                   67500
Shaw Communications, Inc. Clas COM              82028K200    50903  6118100 SH       SOLE                  5041100           1077000
                                                             65571  7881100 SH       DEFINED 01            7881100
St. Paul Cos                   COM              792860108    23292   811000 SH       SOLE                   811000
Telephone & Data Systems, Inc. COM              879433100   338386  6707357 SH       SOLE                  5383357           1324000
                                                            181544  3598500 SH       DEFINED 01            3598500
                                                               454     9000 SH       OTHER                    9000
Texas Industries               COM              882491103     6293   259200 SH       SOLE                   146600            112600
                                                             58311  2401600 SH       DEFINED 01            2401600
The MONY Group, Inc.           COM              615337102     6382   258700 SH       SOLE                   258700
                                                             51550  2089600 SH       DEFINED 01            2089600
Trizec Properties              COM              89687P107   208535 18373136 SH       SOLE                 14785536           3587600
                                                            187047 16479900 SH       DEFINED 01           16479900
                                                              4952   436300 SH       OTHER                   47900            388400
U. S. Industries               COM              912080108     5411  2302500 SH       SOLE                  2004500            298000
                                                             19129  8140000 SH       DEFINED 01            8140000
USG Corporation                COM              903293405     1038   259400 SH       SOLE                                     259400
                                                              3911   977700 SH       DEFINED 01             977700
Vivendi Universal ADR          COM              92851s204   302076 26521195 SH       SOLE                 23490995           3030200
                                                             49557  4350900 SH       DEFINED 01            4350900
                                                               615    54000 SH       OTHER                   54000
Walt Disney Company            COM              254687106   427570 28241100 SH       SOLE                 23648900           4592200
                                                            288356 19046000 SH       DEFINED 01           19046000
                                                               696    46000 SH       OTHER                   46000
Waste Management, Inc.         COM              94106L109   501837 21519616 SH       SOLE                 17452116           4067500
                                                            232270  9960100 SH       DEFINED 01            9960100
                                                               843    36132 SH       OTHER                   36132
Yum! Brands, Inc.              COM              988498101   421672 15217323 SH       SOLE                 12707323           2510000
                                                            319219 11520000 SH       DEFINED 01           11520000
                                                               942    34000 SH       OTHER                   34000
Brascan Corporation            COM              10549P606    85661  4285000 SH       DEFINED 01            4285000